Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Prepaid Expense And Other Assets Current [Line Items]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	March 31, 2023	June 30, 2022
Prepaid expenses	$56,927	$65,065
Current contract assets	7,548	5,503
Inventory (a)	3,231	2,752
Notes and other receivables	797	322
Other	5,786	5,799

Total prepaid expenses and other current assets	$74,289	$79,441

(a)	Inventory is mostly comprised of food and liquor for venues.

MSGE SPINCO, INC [Member]
Prepaid Expense And Other Assets Current [Line Items]
Schedule of prepaid expenses and other current assets
Prepa
id expenses and other current assets consisted of the following:

	As of
	June 30, 2022	June 30, 2021
Prepaid insurance	$6,896	$5,411
Prepaid revenue sharing expense	43,291	32,661
Other prepaid expenses	14,878	8,497
Deferred production costs — Christmas Spectacular and other productions	3,801	4,090
Inventory (a)	2,752	2,233
Contract assets (b)	5,503	7,052
Other	2,320	3,560

Total prepaid expenses and other current assets	$79,441	$63,504

(a)	Inventory is primarily comprised of food and liquor for venues.
(b)	See Note 4, Revenue Recognition for more information on contract assets.